UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to _____________________

Date of Report (Date of earliest event reported) _____________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002103772 (PMIT Residential Funding XXII LLC)

BRAVO Residential Funding Trust 2026-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________

Central Index Key Number of underwriter (if applicable): ______________________

Michael Chiao, Authorized Person, 949-720-6974
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7 for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract Report

Schedule 3— Business Purpose Supplement Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Compliance Only Conditions Report — Conditions Summary

Schedule 6— Compliance Only Conditions Report — Conditions Detail

Schedule 7— Compliance Only Conditions Report — Loan Grades

Schedule 8— Non-ATR QM

Schedule 9— Rating Agency ATR QM

Schedule 10— Valuations Summary

Schedule 11— Waived Conditions Report

Schedule 12— Loan Level Tape Compare

Schedule 13— Standard Upload

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Data Report

Schedule 4— Rating Agency Grades Report

Schedule 5— Valuations Summary Report

Schedule 6— Data Compare Report

99.4   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM ATR Data

Schedule 7— Business Purpose Data

99.5   Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative

Schedule 2— Valuation Report

Schedule 3— ATR QM Report

Schedule 4— Loan Level Exceptions Report

Schedule 5— Rating Agency Exceptions Report

Schedule 6— Tape Compare Report

Schedule 7— Rating Agency Grades Report

99.6   Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Report – Final Grades

Schedule 3— Lease Securitization Report – Exception Grades

Schedule 4— Lease Securitization Report – Valuation

Schedule 5— Lease Securitization Report – Data Compare

Schedule 6— Credit Comp Securitization Report – Final Grades

Schedule 7— Credit Comp Securitization Report – Exception Grades

Schedule 8— Credit Comp Securitization Report – Valuation

Schedule 9— Credit Comp Securitization Report – Data Compare

99.7   Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1— Narrative

Schedule 2— Exception Report

Schedule 3— Exception Report Loan Level

Schedule 4— Rating Agency Grades

Schedule 5— Final Tape Compare

Schedule 6— Supplemental Data

Schedule 7— Valuation Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 5, 2026

PMIT Residential Funding XXII LLC
(Securitizer)

By:	/s/ Michael Chiao
	Name:	Michael Chiao
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract Report

Schedule 3— Business Purpose Supplement Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR or QM Report

Schedule 8— Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Compliance Only Conditions Report — Conditions Summary

Schedule 6— Compliance Only Conditions Report — Conditions Detail

Schedule 7— Compliance Only Conditions Report — Loan Grades

Schedule 8— Non-ATR QM

Schedule 9— Rating Agency ATR QM

Schedule 10— Valuations Summary

Schedule 11— Waived Conditions Report

Schedule 12— Loan Level Tape Compare

Schedule 13— Standard Upload

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Data Report

Schedule 4— Rating Agency Grades Report

Schedule 5— Valuations Summary Report

Schedule 6— Data Compare Report

99.4   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM ATR Data

Schedule 7— Business Purpose Data

99.5   Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative

Schedule 2— Valuation Report

Schedule 3— ATR QM Report

Schedule 4— Loan Level Exceptions Report

Schedule 5— Rating Agency Exceptions Report

Schedule 6— Tape Compare Report

Schedule 7— Rating Agency Grades Report

99.6   Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Report – Final Grades

Schedule 3— Lease Securitization Report – Exception Grades

Schedule 4— Lease Securitization Report – Valuation

Schedule 5— Lease Securitization Report – Data Compare

Schedule 6— Credit Comp Securitization Report – Final Grades

Schedule 7— Credit Comp Securitization Report – Exception Grades

Schedule 8— Credit Comp Securitization Report – Valuation

Schedule 9— Credit Comp Securitization Report – Data Compare

99.7   Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1— Narrative

Schedule 2— Exception Report

Schedule 3— Exception Report Loan Level

Schedule 4— Rating Agency Grades

Schedule 5— Final Tape Compare

Schedule 6— Supplemental Data

Schedule 7— Valuation Summary Report

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